Income Taxes - Net operating loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 1,064,971	$ 645,876
2027
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	13
2028
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	38
2029
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	1,589
2030
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	1,978
2031
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	2,098
2034
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	194,172
2035
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	149,979
2036
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 57,492